Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 02, 2026	Dec. 27, 2024	Dec. 31, 2023	Dec. 30, 2022	Dec. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC pursuant to Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company provides the following disclosure regarding executive compensation for its principal executive officer (“PEO”) and Non-PEO NEOs and the Company performance for each of fiscal years 2025, 2024, 2023, 2022 and 2021. The 2025 Compensation Committee did not solely rely on this pay versus performance disclosure in making its pay decisions for any of the fiscal years shown.

									Value of Initial Fixed Investments based on:(4)
Year (a)	Summary Compen- sation Table Total for PEO 1 ($)(1) (b)	Summary Compen- sation Table Total for PEO 2 ($)(1) (c)	Summary Compen- sation Table Total for PEO 3 ($)(1) (d)	Compen- sation Actually Paid to PEO 1 ($)(1)(2)(3) (e)	Compen- sation Actually Paid to PEO 2 ($)(1)(2)(3) (f)	Compen- sation Actually Paid to PEO 3 ($)(1)(2)(3) (g)	Average Summary Compen- sation Table for Non-PEO NEOs ($)(1) (h)	Average Compen- sation Actually Paid to Non-PEO NEOs ($)(1)(2)(3) (i)	TSR ($) (j)	Peer Group TSR ($) (k)	Net Income ($) (rounded to the nearest thousands) (l)	Revenue ($) (rounded to the nearest thousands)(5) (m)

2025	—	1,255,915	7,522,385	—	1,241,750	5,371,375	2,682,346	2,193,846	29.78	99.76	(80,448)	239,442
2024	—	7,821,216	—	—	2,747,432	—	2,562,044	1,214,377	30.55	95.30	(20,208)	313,901
2023	—	10,220,581	—	—	6,350,978	—	2,740,574	1,082,949	39.39	89.48	21,347	322,415
2022	6,501,953	—	—	1,027,645	—	—	2,053,028	1,162,152	61.26	89.02	39,665	284,391
2021	5,468,270	—	—	11,586,083	—	—	1,903,519	2,345,191	115.25	111.35	27,511	230,472

(1)
Stephen C. Farrell was the Company’s PEO for fiscal year 2025 (“PEO 3”), Thomas G. Frinzi was the Company’s PEO for fiscal years 2023 - 2025 (“PEO 2”) and Caren Mason was the Company’s PEO for fiscal years 2021 - 2022 (“PEO 1”). The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2021	2022	2023	2024	2025

Patrick F. Williams	Patrick F. Williams	Patrick F. Williams	Patrick F. Williams	Patrick F. Williams
Scott Barnes	Scott Barnes	Scott Barnes	Warren Foust	Warren Foust
Keith Holliday	Keith Holliday	Keith Holliday	Magda Michna	Magda Michna
Hans Blickensdoerfer	James Francese	Warren Foust	Nathaniel Sisitsky	Nathaniel Sisitsky
Deborah Andrews

(2)
The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2025	1,255,915	—	(14,165)	1,241,750

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Stock Awards and Option Awards for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)

2025	7,522,385	(6,836,000)	4,684,990	5,371,375

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,682,346	(1,600,021)	1,111,521	2,193,846

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2025	—	(91,575)	77,410	(14,165)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Total - Inclusion of Equity Values for PEO 3 ($)

2025	4,720,000	—	(35,010)	4,684,990

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,111,173	(24,750)	25,098	1,111,521

(4)
The Peer Group Total Shareholder Return (”TSR”) set forth in this table utilizes the S&P 400 Health Care Index, which the Company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Annual Report for the year ended January 2, 2026. The comparison assumes $100 was invested for the period starting January 1, 2021 through the end of the listed year in the Company and in the S&P 400 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The Company determined U.S. GAAP Revenue to be the most important financial performance measure used to link Company performance to CAP to its PEO and Non-PEOs in 2025. This performance measure may not have been the most important financial performance measure for fiscal years 2024, 2023, 2022 and 2021 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Thomas G. Frinzi was the Company’s PEO for fiscal years 2023 - 2025 (“PEO 2”) and Caren Mason was the Company’s PEO for fiscal years 2021 - 2022 (“PEO 1”). The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2021	2022	2023	2024	2025

Patrick F. Williams	Patrick F. Williams	Patrick F. Williams	Patrick F. Williams	Patrick F. Williams
Scott Barnes	Scott Barnes	Scott Barnes	Warren Foust	Warren Foust
Keith Holliday	Keith Holliday	Keith Holliday	Magda Michna	Magda Michna
Hans Blickensdoerfer	James Francese	Warren Foust	Nathaniel Sisitsky	Nathaniel Sisitsky
Deborah Andrews

Peer Group Issuers, Footnote
(4)
The Peer Group Total Shareholder Return (”TSR”) set forth in this table utilizes the S&P 400 Health Care Index, which the Company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Annual Report for the year ended January 2, 2026. The comparison assumes $100 was invested for the period starting January 1, 2021 through the end of the listed year in the Company and in the S&P 400 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2025	1,255,915	—	(14,165)	1,241,750

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Stock Awards and Option Awards for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)

2025	7,522,385	(6,836,000)	4,684,990	5,371,375

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2025	—	(91,575)	77,410	(14,165)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Total - Inclusion of Equity Values for PEO 3 ($)

2025	4,720,000	—	(35,010)	4,684,990

Non-PEO NEO Average Total Compensation Amount	$ 2,682,346	$ 2,562,044	$ 2,740,574	$ 2,053,028	$ 1,903,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,193,846	1,214,377	1,082,949	1,162,152	2,345,191
Adjustment to Non-PEO NEO Compensation Footnote	reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,682,346	(1,600,021)	1,111,521	2,193,846

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,111,173	(24,750)	25,098	1,111,521

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the cumulative TSR of the Company and S&P 400 Health Care Index over the five most recently completed fiscal years:

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the Company’s net income over the five most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the Company’s revenue over the five most recently completed fiscal years:

Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually paid to the Company’s PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

U.S. GAAP Revenue
Selling, General and Administrative
Gross Margin

Total Shareholder Return Amount	$ 29.78	30.55	39.39	61.26	115.25
Peer Group Total Shareholder Return Amount	99.76	95.3	89.48	89.02	111.35
Net Income (Loss)	$ (80,448,000)	$ (20,208,000)	$ 21,347,000	$ 39,665,000	$ 27,511,000
Company Selected Measure Amount	239,442,000	313,901,000	322,415,000	284,391,000	230,472,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below
Measure:: 1
Pay vs Performance Disclosure
Name	U.S. GAAP Revenue
Non-GAAP Measure Description	The Company determined U.S. GAAP Revenue to be the most important financial performance measure used to link Company performance to CAP to its PEO and Non-PEOs in 2025. This performance measure may not have been the most important financial performance measure for fiscal years 2024, 2023, 2022 and 2021 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years
Measure:: 2
Pay vs Performance Disclosure
Name	Selling, General and Administrative
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Caren Mason
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,501,953	$ 5,468,270
PEO Actually Paid Compensation Amount				$ 1,027,645	$ 11,586,083
PEO Name				Caren Mason	Caren Mason
Thomas G. Frinzi
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,255,915	$ 7,821,216	$ 10,220,581
PEO Actually Paid Compensation Amount	$ 1,241,750	$ 2,747,432	$ 6,350,978
PEO Name	Thomas G. Frinzi	Thomas G. Frinzi	Thomas G. Frinzi
Stephen C. Farrell
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,522,385
PEO Actually Paid Compensation Amount	$ 5,371,375
PEO Name	Stephen C. Farrell
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,165)
PEO | Thomas G. Frinzi | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,575)
PEO | Thomas G. Frinzi | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,410
PEO | Stephen C. Farrell
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,684,990
PEO | Stephen C. Farrell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,684,990
PEO | Stephen C. Farrell | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,836,000)
PEO | Stephen C. Farrell | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,720,000
PEO | Stephen C. Farrell | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,010)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,521
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,521
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,021)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,173
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,750)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,098